Net Changes in the Total Valuation Allowance for Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation Allowance of Deferred Tax Assets
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ (14,492)	¥ (9,786)	¥ (6,235)
Additions	(4,231)	(7,660)	(3,490)
Deductions	4,183	2,994	1,581
Impact on newly acquired companies	(21)	(40)	(1,642)
Valuation allowance at end of year	¥ (14,561)	¥ (14,492)	¥ (9,786)